Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Schedule of investment entities

	2021	2020
Joint ventures
Equion Energía Limited	1,860,634	1,642,735
Transmissora Aliança de Energia Elétrica S.A.	1,496,060	—
Interligação Elétrica do Madeira S.A.	1,374,483	—
Interligação Elétrica Paraguaçu S.A.	412,526	—
Interligação Elétrica Garanhuns S.A.	363,498	—
Interligação Elétrica Ivaí S.A.	288,224	—
Interligação Elétrica Aimorés S.A.	278,408	—
Ecodiesel Colombia S.A.	64,019	51,672
Interconexión Eléctrica Colombia Panamá S.A.	8,737	—
Derivex S.A.	448	—
Parques de Rio	93	—
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	—
Offshore International Group (1)	—	613,258
	6,147,134	2,307,665
Less impairment:
Equion Energía Limited	(398,104)	(314,460)
Offshore International Group (1)	—	(609,826)
	5,749,030	1,383,379
Associates
Gases del Caribe S.A. E.S.P.	1,515,838	1,512,629
ATP Tower Holdings	813,697	—
Gas Natural del Oriente S.A. E.S.P.	142,508	143,893
Gases de la Guajira S.A. E.S.P.	69,461	69,518
E2 Energía Eficiente S.A. E.S.P.	35,062	35,614
Extrucol S.A.	28,578	26,996
Serviport S.A.	9,399	8,541
Sociedad Portuaria Olefinas	3,012	2,599
	2,617,555	1,799,790
Less impairment: Serviport S.A.	(9,399)	(8,541)
	2,608,156	1,791,249
	8,357,186	3,174,628
(1)	On January 19, 2021, through the signing of the Share Purchase Agreement with one of the subsidiaries of De Jong Capital LLC., in its capacity as buyer, Ecopetrol formalized the sale of all the shares in the company Offshore International Group (OIG), in which it had a participation equivalent to 50%. This operation generated the following impacts on the results of the period: profit from the sale of assets for $4,923 and the realization of other comprehensive income for $361,728.

Schedule of movement of investments in associates and joint ventures

The following is the movement of investments in associates and joint ventures:

For the year ended December 31, 2021:

	Associates	Joint ventures	Total
Opening balance	1,791,249	1,383,379	3,174,628
Capitalization	—	44,735	44,735
Business combination (Note 12)	783,494	4,231,255	5,014,749
Effects of equity method through:
Profit or loss	193,367	232,797	426,164
Other comprehensive income	12,142	121,856	133,998
Dividends declared (1)	(171,238)	(177,870)	(349,108)
Impairment (Note 18)	(858)	(83,644)	(84,502)
Foreign currency translation	—	(3,478)	(3,478)
Closing balance	2,608,156	5,749,030	8,357,186
(1)

During 2021, the Group received dividends of $206,048 from Ecodiesel, Transmissora Aliança de Energia Elétrica S.A., Interligação Elétrica do Madeira S.A., Gas Natural del Oriente S.A. E.S.P, Gases del Caribe S.A. E.S.P., Extrucol S.A., Gases de la Guajira S.A. E.S.P. and Efficient Energy S.A. E.S.P.

For the year ended December 31, 2020:

	Associates	Joint ventures	Total
Opening balance	1,826,757	1,418,315	3,245,072
Effects of equity method through:
Profit or loss	114,779	(38,443)	76,336
Other comprehensive income	(2,923)	—	(2,923)
Dividends declared (1)	(148,665)	(9,017)	(157,682)
Impairment reversal (loss) (Note 18)	2,529	(69,041)	(66,512)
Foreign currency translation	(1,228)	81,565	80,337
Closing balance	1,791,249	1,383,379	3,174,628
(1)	During 2020, the Group received dividends of COP$157,241 (2019 - COP$189,169) from its investments.

For the year ended December 31, 2019:

	Associates	Joint ventures	Total
Opening balance	244,662	1,599,674	1,844,336
Effects of equity method through:
Profit or loss	109,538	257,366	366,904
Other comprehensive income	(174,991)	4,531	(170,460)
Dividends declared	(75,674)	(4,192)	(79,866)
Impairment reversal (loss) (Note 18)	142	(318,962)	(318,820)
Foreign currency translation and other movements (1)	1,723,080	(120,102)	1,602,978
Closing balance	1,826,757	1,418,315	3,245,072
(1)	Invercolsa S.A. became a subsidiary as of November 29, 2019, thus the direct investments of Invercolsa in Gases del Caribe S.A. E.S.P., Gas Natural del Oriente S.A. E.S.P., Gases de la Guajira S.A. E.S.P., Extrucol S.A., E2 Energía Eficiente S.A. E.S.P., became direct investments of the Group as of the consolidation.

Schedule of breakdown of assets, liabilities and results of two investements

The following is the detail of assets, liabilities, and results of the main investments in associates and joint ventures, as of December 31, 2021, and 2020:

	2021			2020
	Interligação	Transmissora	Equion	Equion	Offshore
	Elétrica do	Aliança de	Energía	Energía	International
	Madeira	Energia Elétrica	Limited	Limited	Group
Statement of financial position
Current assets	593,389	1,233,296	3,054,020	2,616,813	266,240
Non–current assets	4,432,664	8,985,539	3,850	13,538	1,302,555
Total assets	5,026,053	10,218,835	3,057,870	2,630,351	1,568,795
Current liabilities	325,049	711,592	62,157	81,259	154,086
Non–current liabilities	2,196,231	4,633,422	35,316	49,773	871,089
Total liabilities	2,521,280	5,345,014	97,473	131,032	1,025,175
Equity	2,504,773	4,873,821	2,960,397	2,499,319	543,620
Other complementary information
Cash and cash equivalents	207,703	128,256	106,858	36,601	110,622

	2021			2020		2019
	Interligação	Transmissora	Equion	Equion	Offshore	Equion	Offshore
	Elétrica do	Aliança de	Energía	Energía	International	Energía	International
	Madeira	Energia Elétrica	Limited	Limited	Group	Limited	Group
Statement of profit or loss
Sales revenue	639,356	2,953,672	63,169	257,066	325,812	1,285,891	529,167
Costs	(18,021)	(450,666)	(45,201)	(127,672)	(364,750)	(671,179)	(690,484)
Other operating income (expenses), net	—	(117,526)	(8,553)	60,852	(234,597)	(624)	(64,115)
Financial (expenses) income	(129,094)	(562,549)	65,611	(1,090)	(24,034)	(3,660)	(31,288)
Income tax (expense)	(112,574)	(285,702)	(22,091)	(45,137)	59,818	(214,048)	208,473
Financial year results	379,667	1,537,229	52,935	144,019	(237,751)	396,380	(48,247)
Other comprehensive results	—	15,599	1,632,400	1,223,990	—	1,102,757	—
Other complementary information
Depreciation and amortization	3,708	15,076	399	41,536	205,243	404,482	226,654

Schedule of reconciliation of equity of the significant investments and carrying amount of investments

This is a reconciliation of equity of the significant investments and the carrying amount of investments as of December 31:

	2021			2020
	Interligação	Transmissora	Equion	Equion	Offshore
	Elétrica do	Aliança de	Energía	Energía	International
	Madeira	Energia Elétrica	Limited	Limited	Group
Equity of the joint venture	2,504,773	4,873,821	2,960,397	2,499,319	543,620
% of Ecopetrol’s ownership	51%	14.88%	51%	51%	50%
Ecopetrol’s ownership	1,277,434	725,185	1,509,802	1,274,654	271,811
Additional value of the investment	—	197,070	375,694	375,693	341,447
Impairment	—	—	(398,104)	(314,460)	(609,826)
Unrealized gain	—	—	(24,862)	(7,612)	—
Carrying amount of the investment	1,277,434	922,255	1,462,530	1,328,275	3,432